Marketable Securities and Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Marketable Securities [Abstract]
Derivative Instrument and Marketable Securities

5. Marketable Securities and Derivative Instruments

Our portfolio of marketable securities is comprised of equity securities that are classified as available-for-sale. Available-for-sale securities are presented on our consolidated balance sheets at fair value. Unrealized gains and losses resulting from the mark-to-market of these securities are included in “other comprehensive income (loss).” Realized gains and losses are recognized in earnings only upon the sale of the securities and are recorded based on the weighted average cost of such securities.

We evaluate our portfolio of marketable securities for impairment each reporting period. For each of the securities in our portfolio with unrealized losses, we review the underlying cause of the decline in value and the estimated recovery period, as well as the severity and duration of the decline. In our evaluation, we consider our ability and intent to hold these investments for a reasonable period of time sufficient for us to recover our cost basis. We also evaluate the near-term prospects for each of these investments in relation to the severity and duration of the decline.

Below is a summary of our marketable securities portfolio as of December 31, 2014 and 2013.

	As of December 31, 2014			As of December 31, 2013
		GAAP	Unrealized		GAAP	Unrealized
	Fair Value	Cost	Gain	Fair Value	Cost	Gain
Equity securities:
Lexington Realty Trust	$202,789	$72,549	$130,240	$188,567	$72,549	$116,018
Other	3,534	-	3,534	3,350	59	3,291
	$206,323	$72,549	$133,774	$191,917	$72,608	$119,309

Investment in Lexington Realty Trust (“Lexington”) (NYSE: LXP)

From the inception of our investment in Lexington in 2008, until the first quarter of 2013, we accounted for our investment under the equity method because of our ability to exercise significant influence over Lexington's operating and financial policies. As a result of Lexington's common share issuances, our ownership interest was reduced over time from approximately 17.2% to 8.8% at March 31, 2013. In the first quarter of 2013, we concluded that we no longer have the ability to exercise significant influence over Lexington's operating and financial policies, and began accounting for this investment as a marketable equity security – available for sale, in accordance with ASC Topic 320, Investments – Debt and Equity Securities.

Investment in J.C. Penney Company, Inc. (“J.C. Penney”) (NYSE: JCP)

In the first quarter of 2013, we wrote down 8,584,010 J.C. Penney common shares we owned to fair value, based on J.C. Penney's March 31, 2013 closing share price of $15.11 per share, and recorded a $39,487,000 impairment loss. On September 19, 2013, we settled a forward contract and received 4,815,990 J.C. Penney common shares. In connection therewith, we recognized a $33,487,000 loss from the mark-to-market of the derivative position through its settlement date. These losses are included in “interest and other investment income (loss), net” on our consolidated statements of income.

In March 2013 and September 2013, we sold an aggregate of 23,400,000 J.C. Penney common shares at a price of $14.29 per share, or $334,500,000, resulting in a net loss of $54,914,000. The net losses resulting from these sales are included in “net gain on disposition of wholly owned and partially owned assets” on our consolidated statements of income.

Other Investments

During 2013 and 2012, we sold other marketable securities for aggregate proceeds of $44,209,000 and $58,718,000, respectively, resulting in net gains of $31,741,000 and $3,582,000, respectively, which are included as a component of “net gain on disposition of wholly owned and partially owned assets” on our consolidated statements of income.